LVIP Dimensional International Equity Managed Volatility Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–47.52%
INVESTMENT COMPANY–47.52%
International Equity Fund–47.52%
✧✧Lincoln Variable Insurance Products Trust– LVIP Dimensional International Core Equity Fund	21,187,881	$282,964,155
Total Affiliated Investment (Cost $195,839,713)		282,964,155

UNAFFILIATED INVESTMENTS–52.21%
INVESTMENT COMPANIES–52.21%
International Equity Fund–47.51%
*Dimensional Investment Group– DFA International Value Portfolio	12,802,224	282,929,149
282,929,149
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Money Market Fund–4.70%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.94%)	27,972,069	$27,972,069
		27,972,069
Total Unaffiliated Investments (Cost $202,404,211)		310,901,218

TOTAL INVESTMENTS–99.73% (Cost $398,243,924)	593,865,373
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.27%	1,630,062
NET ASSETS APPLICABLE TO 52,569,498 SHARES OUTSTANDING–100.00%	$595,495,435

✧✧Standard Class shares.
*Class I shares.

The following futures contracts were outstanding at September 30, 2024:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
86	British Pound	$7,188,525	$7,033,652	12/16/24	$154,873	$—
84	Euro	11,724,825	11,639,614	12/16/24	85,211	—
96	Japanese Yen	8,436,600	8,558,433	12/16/24	—	(121,833)
					240,084	(121,833)
Equity Contracts:
7	E-mini MSCI Emerging Markets Index	410,445	382,881	12/20/24	27,564	—
3	E-mini Russell 2000 Index	337,380	322,997	12/20/24	14,383	—
2	E-mini S&P 500 Index	581,425	562,125	12/20/24	19,300	—
1	E-mini S&P MidCap 400 Index	314,860	299,778	12/20/24	15,082	—
208	Euro STOXX 50 Index	11,646,214	11,249,715	12/20/24	396,499	—
64	FTSE 100 Index	7,092,040	7,103,031	12/20/24	—	(10,991)
30	Nikkei 225 Index (OSE)	7,921,378	7,581,237	12/12/24	340,141	—
					812,969	(10,991)
Total Futures Contracts					$1,053,053	$(132,824)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2024.

LVIP Dimensional International Equity Managed Volatility Fund–1

LVIP Dimensional International Equity Managed Volatility Fund
Schedule of Investments (continued)
Summary of Abbreviations:
DFA–Dimensional Fund Advisors
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes.
LVIP Dimensional International Equity Managed Volatility Fund–2

LVIP Dimensional International Equity Managed Volatility Fund
Notes
September 30, 2024 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Number of Shares 09/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-47.52%@
International Equity Fund-47.52%@
✧✧LVIP Dimensional International Core Equity Fund	$278,847,381	$3,363,740	$28,787,235	$4,159,094	$25,381,175	$282,964,155	21,187,881	$—	$—

@ As a percentage of Net Assets as of September 30, 2024.
✧✧ Standard Class shares.
LVIP Dimensional International Equity Managed Volatility Fund–3